Commitments, Contingent Liabilities and Other - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Contingencies And Commitments [Line Items]
Warranty statutes in the state or province, Period	Ten years
Purchase obligations	$ 22,100	$ 62,700
Land [Member]
Contingencies And Commitments [Line Items]
Purchase obligations	$ 2,000	$ 25,000